Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Net Loss Per Share and the Weighted Average Number of Shares	The net loss per share and the weighted average number of shares used in computing basic and diluted net loss per share is as follows:
	For the Year Ended December 31,
	2023	2022
Numerator:
Net loss applicable to common stockholders	$(1,284)	$(3,358)

Denominator:
Number of shares of common stock used in computing basic and diluted net loss per share	16,716,905	14,341,518
Net loss of shares of common, basic and diluted	$(0.07)	$(0.23)